Other Operating Income And Expenses - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	€ 617	€ 617	€ 1,292
Other operating expense	2,010	1,422	3,516
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	96	102	€ 227
Other related parties | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	118	160
Gains on divestment of some mature products	€ 389	€ 413